Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	14. Cash and cash equivalents
	December 31,	December 31,
	2023	2022
Cash in bank accounts	617,409	15,395
Cash on hand	-	-
Total cash and cash equivalents	617,409	15,395